Debt - Term Loan Facilities - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 22, 2016	Jan. 22, 2016	Apr. 09, 2014	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Debt Instrument [Line Items]
Gain extinguishment of debt				$ (9,805,000)	$ 0	$ 1,661,000	$ 0	$ (43,667,000)
Repayments of secured debt				637,350,000	$ 1,050,000	22,175,000	$ 4,200,000	$ 438,558,000
Secured Debt | Atkore International
Debt Instrument [Line Items]
Repayments of secured debt	$ 155,000,000
Secured Debt | Atkore International | New first lien loan due December 22, 2023
Debt Instrument [Line Items]
Credit agreement	$ 500,000,000
Redemption price	99.75%
Secured Debt | Atkore International | New first lien loan due December 22, 2023 | LIBOR
Debt Instrument [Line Items]
Margin	3.00%
Amortization of debt discount (premium)	$ 0.01
Secured Debt | Atkore International | New first lien loan due December 22, 2023 | Alternate Base Rate
Debt Instrument [Line Items]
Margin	2.00%
Secured Debt | Atkore International | First Lien Term Loan Facility
Debt Instrument [Line Items]
Credit agreement			$ 420,000,000
Redemption price			99.50%
Approximate fair value				$ 503,750,000		411,084,000
Secured Debt | Atkore International | First Lien Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margin			3.50%
LIBOR floor			1.00%
Secured Debt | Atkore International | Second Lien Term Loan Facility
Debt Instrument [Line Items]
Credit agreement			$ 250,000,000
Redemption price			99.00%
Gain extinguishment of debt						1,661,000
Approximate fair value						$ 231,092,000
Secured Debt | Atkore International | Second Lien Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margin			6.75%
LIBOR floor			1.00%
Secured Debt | Atkore International | Redemption at 89.00%
Debt Instrument [Line Items]
Debt redeemed		$ 17,000,000
Redemption percentage of par value		89.00%
Secured Debt | Atkore International | Redemption at 89.75%
Debt Instrument [Line Items]
Debt redeemed		$ 2,000,000
Redemption percentage of par value		89.75%